Operating Expenses - Schedule of Payroll Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information of employees [Line Items]
Total	$ 45,688	$ 61,643	$ 55,388
General and administrative
Disclosure of information of employees [Line Items]
Total	24,586	25,322	26,438
Research and development
Disclosure of information of employees [Line Items]
Total	$ 21,102	$ 36,321	$ 28,950